Rule 497(e)
                                                        Registration No. 33-8982


                            Victory LifeChoice Funds

                           Conservative Investor Fund
                             Moderate Investor Fund
                              Growth Investor Fund

                         Supplement dated March 23, 1998
        to the Prospectus and Statement of Additional Information ("SAI")
                              dated March 23, 1998

The prospectus and SAI of the Victory LifeChoice Funds listed above (the "LifeChoice Funds" or the"Funds") are supplemented as follows.

         The Victory Portfolios and Key Asset Management Inc. (the "Applicants") have filed an application with the Securities and Exchange Commission (the "SEC") requesting an order that would allow the Funds to offer all of the current and future classes of its shares with a sales load that exceeds 1.5%. If the SEC grants the order, you will pay up to a 5.75% sales charge on future purchases of the Funds listed above. As of the date of this supplement, the SEC has not issued the order. Until the SEC issues an order (and there can be no assurance that it will), the Funds will offer their shares without a sales charge, all references to sales charges in the prospectus and SAI will not apply, and the prospectus is revised as follows:

1.  The following replaces the entire section on page 4 titled "Fund Expenses:"

-----------------------------------------------------------------------------------------------------------------------
FUND EXPENSES
-----------------------------------------------------------------------------------------------------------------------
This  section  will help you  understand  the costs and  expenses you would pay, directly or indirectly, if you invest in the Funds.
----------------------------------------------------------- ------------------ -------------------- -------------------
                                                                 CONSERVATIVE          MODERATE              GROWTH
SHAREHOLDER TRANSACTION EXPENSES*                                INVESTOR FUND       INVESTOR FUND       INVESTOR FUND
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)                                  None                None                 None
Sales Charge Imposed on Reinvested Dividends                         None                None                 None
Deferred Sales Charge                                                None                None                 None
Redemption Fees                                                      None                None                 None
Exchange Fees                                                        None                None                 None
----------------------------------------------------------- ------------------ -------------------- -------------------
     *You may be charged  additional fees if you purchase,  exchange,  or redeem shares through a broker or agent.

The Annual Fund Operating Expenses table below illustrates the estimated operating expenses that you will incur as a shareholder of the Funds. THESE
EXPENSES ARE CHARGED DIRECTLY TO EACH FUND. Expenses include management fees, as well as the costs of maintaining accounts, administering the Funds, providing shareholder services, and other activities. The expenses shown are estimated based on historical or projected expenses of the Funds adjusted to reflect anticipated expenses.

--------------------------------------------------- --------------------- ------------------------ --------------------
ANNUAL FUND OPERATING EXPENSES
(AFTER Expense Waivers and Reimbursements)                 CONSERVATIVE             MODERATE                GROWTH
(as a percentage of average daily net assets):            INVESTOR FUND           INVESTOR FUND          INVESTOR FUND
Management Fee(1)                                              .10%                   .10%                   .10%
Other Expenses(1)                                              .10%                   .10%                   .10%
                                                               ----                   ----                   ----
Total Fund Operating Expenses(1)                               .20%                   .20%                   .20%
                                                               ====                   ====                   ====
--------------------------------------------------- --------------------- ------------------------ --------------------
(1)These fees have been voluntarily reduced.  These waivers may be terminated at any time.  Without this waiver or reimbursement, the expenses of the Funds would be as follows:
ANNUAL FUND OPERATING EXPENSES
(BEFORE Expense Waivers and Reimbursements)                CONSERVATIVE              MODERATE               GROWTH
(as a percentage of average daily net assets):             INVESTOR FUND          INVESTOR FUND          INVESTOR FUND
Management Fee without waivers                                  .20%                    .20%                  .20%
Other Expenses without reimbursements                          1.08%                    .70%                  .85%
                                                               ----                     ---                   ---
Total Fund Operating Expenses without waivers
or reimbursements                                              1.28%                    .90%                 1.05%
                                                               ====                     ===                  ====



The following example is designed to help you understand the various costs you will bear, directly or indirectly, as an investor in the Funds. This example is based on and the estimated expenses of the Funds and the average annual weighted expense ratios of the mutual funds in which the Funds invest (see page 9 for the underlying expenses of the Funds). Total estimated expenses of the Conservative
Investor  Fund, the Moderate  Investor  Fund,  and the Growth  Investor Fund are
1.33%, 1.44%, and 1.53%, respectively.

         EXAMPLE:  You would pay the following expenses on a $1,000 investment in the Funds, assuming: (1) a 5% annual return and (2) redemption at the end of each time period.

---------------------------------------- ------------------------ ------------------ ----------------- ----------------
                                                    1 Year                3 Years           5 Years          10 Years
Conservative Investor Fund                            $14                   $42               $73              $160
Moderate Investor Fund                                $15                   $46               $79              $172
Growth Investor Fund                                  $16                   $48               $83              $182
---------------------------------------- ------------------------ ------------------ ----------------- ----------------

THIS EXAMPLE IS ONLY AN ILLUSTRATION. ACTUAL EXPENSES AND RETURNS WILL VARY.

2. On page 21 under "Investing with Victory" the second paragraph should be changed as follows:

"These Funds offer only Class A shares. Class A shares of the LifeChoice Funds do not have a front-end sales charge."

3. The sections titled "Calculation of Sales Charges" and "Sales Charge Reductions and Waivers" are deleted until exemptive relief is obtained.

4. On page 25 under "How to Exchange Shares" the third bullet point is replaced in its entirety with the following:

            Shares of a Fund may be exchanged at relative net asset value. However, if you exchange into a fund with a sales charge, you pay the percentage point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. Since the Funds do not have a sales charge, if you were to purchase another fund in the Victory Group that has a 5.75% sales charge, you would pay up to a 5.75% sales charge.

If you would like more information about the Funds you may call 800-539-FUND or 800-539-3863.

                                  VF-LCHF-SUP1